BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Aug. 05, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Reverse stock split, description	1-for-3 reverse stock split
Unearned refundable customer reservation fees		$ 4,078,000		$ 4,086,000	$ 3,863,000
Impairment charges on long-lived assets		0	$ 0
Open purchase orders		$ 4,000,000.0		9,000,000.0	12,000,000.0
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Impairment charges on long-lived assets				$ 800,000	$ 1,700,000
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Reverse stock split, description	1-for-3 reverse stock split